Consolidated Statement of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Capital stock	Legal reserve	Reserve for repurchase of shares	Other Comprehensive income	Retained earnings	Non-controlling interests [member]
Balance at Dec. 31, 2014	$ 18,751,096	$ 7,767,276	$ 618,418	$ 2,582,292	$ 220,029	$ 7,563,081
Comprehensive income:
Net profit for the year	2,913,735					2,913,735
Other comprehensive income (expense) accounted for by the equity method	272,757				272,757
Cancellation of the effect of foreign currency translation in the joint venture
Effect of foreign currency translation in subsidiaries
Remeasurement of labor obligations	463					463
Total comprehensive income	3,186,955				272,757	2,914,198
Transfer to legal reserve			128,659			(128,659)
Transfers to the reserve for acquisitions of shares (Note 13)				1,098,144		(1,098,144)
Dividends paid	(1,530,000)					(1,530,000)
Balance at Dec. 31, 2015	20,408,051	7,767,276	747,077	3,680,436	492,786	7,720,476
Comprehensive income:
Net profit for the year	3,629,262					3,629,262
Other comprehensive income (expense) accounted for by the equity method	400,346				400,346
Cancellation of the effect of foreign currency translation in the joint venture
Effect of foreign currency translation in subsidiaries
Remeasurement of labor obligations	(705)					(705)
Total comprehensive income	4,028,903				400,346	3,628,557
Transfer to legal reserve			146,056			(146,056)
Transfers to the reserve for acquisitions of shares (Note 13)				1,364,818		(1,364,818)
Dividends paid	(1,683,000)					(1,683,000)
Balance at Dec. 31, 2016	22,753,954	7,767,276	893,133	5,045,254	893,132	8,155,159
Balance at Dec. 31, 2016	22,753,954	7,767,276	893,133	5,045,254	893,132	8,155,159
Comprehensive income:
Net profit for the year	6,750,165					5,834,484	915,681
Other comprehensive income (expense) accounted for by the equity method	(237,617)				(237,617)
Cancellation of the effect of foreign currency translation in the joint venture	655,515				(655,515)
Effect of foreign currency translation in subsidiaries	315,021				195,511		119,510
Remeasurement of labor obligations	(2,739)					(2,739)
Total comprehensive income	6,169,315				(697,621)	5,831,745	1,035,191
Transfer to legal reserve			181,869			(181,869)
Transfers to the reserve for acquisitions of shares (Note 13)				2,007,381		(2,007,381)
Dividends paid	(1,848,000)					(1,848,000)
Non-controlling interest	6,613,032						6,613,032
Balance at Dec. 31, 2017	$ 33,688,301	$ 7,767,276	$ 1,075,002	$ 7,052,635	$ 195,511	$ 9,949,654	$ 7,648,223